Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of Detailed Information About Property, Plant and Equipment	We recognize depreciation expense on a straight-line basis over the estimated useful life of the asset as follows:

Buildings	Up to 40 years
Building/leasehold improvements	Up to 40 years or if shorter, term of lease
Machinery and equipment	3 to 15 years
Property, plant and equipment are comprised of the following:

	2020
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$36.2	$12.0	$24.2
Buildings including improvements	360.6	210.2	150.4
Machinery and equipment	721.8	563.9	157.9
	$1,118.6	$786.1	$332.5

	2021
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$35.2	$12.0	$23.2
Buildings including improvements	383.5	228.0	155.5
Machinery and equipment	739.7	579.7	160.0
	$1,158.4	$819.7	$338.7
The following table details the changes to the net book value of property, plant and equipment for the years indicated:

	Note	Land	Buildings including Improvements	Machinery and Equipment	Total
Balance — January 1, 2020		$23.6	$154.6	$176.8	$355.0
Additions		—	16.9	34.5	51.4
Depreciation		—	(20.9)	(47.9)	(68.8)
Write-down of assets and other disposals(i)		—	(0.9)	(4.3)	(5.2)
Foreign exchange and other		0.6	0.7	(1.2)	0.1
Balance — December 31, 2020		24.2	150.4	157.9	332.5
Additions		—	11.0	47.2	58.2
Acquisitions through business combination	3	—	17.8	5.0	22.8
Depreciation		—	(22.0)	(46.8)	(68.8)
Write-down of assets and other disposals (i)		—	(0.8)	(3.1)	(3.9)
Foreign exchange and other		(1.0)	(0.9)	(0.2)	(2.1)
Balance — December 31, 2021		$23.2	$155.5	$160.0	$338.7
(i)    Includes the write-down of equipment primarily related to disengaged programs in 2020 and 2021 (recorded in each case as restructuring charges), as described in note 15(a).